Schedule of Investments
(unaudited)
September 30, 2025
BlackRock International Select Equity Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 4.1%
CAR Group Ltd. ............... 60,791 $ 1,478,484
Cochlear Ltd. ................ 8,245 1,519,437
REA Group Ltd. ............... 11,536 1,764,064
4,761,985
Belgium — 1.6%
KBC Group NV ............... 15,589 1,868,169
Denmark — 2.8%
Chemometec A/S
(a)
............ 26,174 2,582,958
DSV A/S .................... 3,189 637,069
3,220,027
Finland — 2.2%
Kone OYJ , Class B ............ 37,941 2,587,923
France — 11.3%
Airbus SE ................... 10,290 2,402,983
Cie de Saint-Gobain SA ......... 13,084 1,417,672
Hermes International SCA ........ 824 2,026,249
LVMH Moet Hennessy Louis Vuitton SE 106 65,230
Safran SA ................... 13,583 4,820,186
Thales SA ................... 7,798 2,465,059
13,197,379
Germany — 13.5%
MTU Aero Engines AG .......... 8,662 3,996,105
Nemetschek SE ............... 11,076 1,445,435
SAP SE .................... 19,929 5,336,333
Siemens AG (Registered) ........ 11,740 3,169,542
Talanx AG ................... 13,787 1,838,185
15,785,600
Ireland — 2.6%
AIB Group plc ................ 336,178 3,064,848
Italy — 9.6%
Ferrari NV .................. 5,966 2,891,845
Intesa Sanpaolo SpA ........... 358,460 2,372,710
UniCredit SpA ................ 77,693 5,912,057
11,176,612
Japan — 4.8%
Advantest Corp. ............... 38,400 3,799,402
BayCurrent, Inc.
(a)
............. 30,500 1,792,394
5,591,796
Netherlands — 8.1%
ABN AMRO Bank NV , CVA
(b) (c)
..... 85,142 2,731,317
Adyen NV
(a) (b) (c)
............... 1,959 3,152,185
ASM International NV ........... 629 379,381
BE Semiconductor Industries NV ... 17,117 2,562,939
IMCD NV ................... 5,520 572,134
9,397,956
Norway — 1.3%
Kongsberg Gruppen ASA
(a)
....... 49,295 1,575,338
Spain — 2.9%
CaixaBank SA ................ 320,141 3,381,302
Sweden — 1.7%
Atlas Copco AB , Class A ......... 118,865 2,015,711
Switzerland — 6.9%
Belimo Holding AG (Registered) .... 2,804 2,948,984
Cie Financiere Richemont SA
(Registered) ............... 12,606 2,419,929
Security
Shares
Shares Value
Switzerland (continued)
Galderma Group AG ............ 7,325 $ 1,295,062
SMG Swiss Marketplace Group AG
(a) (b)
23,613 1,344,314
8,008,289
Taiwan — 4.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 126,000 5,473,166
United Kingdom — 10.1%
3i Group plc ................. 36,951 2,036,849
Lloyds Banking Group plc ........ 3,491,056 3,950,427
London Stock Exchange Group plc .. 7,535 864,137
RELX plc ................... 76,683 3,663,825
Weir Group plc (The)
(a)
.......... 33,779 1,246,017
11,761,255
United States — 8.6%
Linde plc ................... 5,578 2,649,550
Mastercard, Inc. , Class A ......... 9,394 5,343,401
Schneider Electric SE ........... 7,324 2,061,502
10,054,453
Total Long-Term Investments — 96.8%
(Cost: $ 81,610,918 ) .............................. 112,921,809
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.01%
(d) (e)
.... 645,984 645,984
Total Short-Term Securities — 0 .6%
(Cost: $ 645,984 ) ................................ 645,984
Total Investments — 97.4%
(Cost: $ 82,256,902 ) .............................. 113,567,793
Other Assets Less Liabilities — 2.6% ................... 3,076,275
Net Assets — 100.0% .............................. $ 116,644,068

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Select Equity Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
06/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 390,906 $ 255,078
(a)
$ — $ — $ — $ 645,984 645,984 $ 3,458 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Select Equity Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 4,761,985 $ — $ 4,761,985
Belgium ............................................. — 1,868,169 — 1,868,169
Denmark ............................................. — 3,220,027 — 3,220,027
Finland .............................................. — 2,587,923 — 2,587,923
France .............................................. — 13,197,379 — 13,197,379
Germany ............................................ — 15,785,600 — 15,785,600
Ireland .............................................. — 3,064,848 — 3,064,848
Italy ................................................ — 11,176,612 — 11,176,612
Japan ............................................... — 5,591,796 — 5,591,796
Netherlands ........................................... — 9,397,956 — 9,397,956
Norway .............................................. — 1,575,338 — 1,575,338
Spain ............................................... — 3,381,302 — 3,381,302
Sweden ............................................. — 2,015,711 — 2,015,711
Switzerland ........................................... 1,344,314 6,663,975 — 8,008,289
Taiwan .............................................. — 5,473,166 — 5,473,166
United Kingdom ........................................ — 11,761,255 — 11,761,255
United States .......................................... 7,992,951 2,061,502 — 10,054,453
Short-Term Securities
Money Market Funds ...................................... 645,984 — — 645,984
$ 9,983,249 $ 103,584,544 $ — $ 113,567,793
Portfolio Abbreviation
CVA Certification Van Aandelon (Dutch Certificate)
SCA Svenska Cellulosa Aktiebolaget